Right-of-Use Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-Use Assets, Net [Abstract]
Schedule of Lease-Related Assets and Liabilities Recorded on Consolidated Balance Sheet	The following table presents the lease-related assets and liabilities recorded on the consolidated balance sheet:
	As of December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$
Assets
Finance lease right-of-use assets, net	76,906	98,889	119,969	736,472
Operating lease right-of-use assets, net	354,341	455,627	100,782	265,368
Right-of-use assets, net	431,247	554,516	220,751	1,001,840

	As of December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$
Liabilities
Current
Finance lease liabilities	11,431	14,699	46,305	119,362
Operating lease liabilities	282,132	362,778	95,645	229,633
	293,563	377,477	141,950	348,995

Non-current
Finance lease liabilities	-	-	12,493	58,954
Operating lease liabilities	72,209	92,849	5,137	35,759
	72,209	92,849	17,630	94,713
Lease liabilities	365,772	470,326	159,580	443,708

Schedule of Lease Expense

The following table summarize the lease expense for the fiscal years:

	Fiscal Years Ended December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$
Finance lease cost
Interest on lease liabilities (per ASC 842)	3,325	4,275	5,113	13,362

Operating lease cost
Operating lease expense (per ASC 842)	292,546	376,168	294,819	235,134
Short-term lease expense (other than ASC 842)	345,517	444,281	369,766	254,178
Total lease expense	641,388	824,724	669,698	502,674

The following summarizes other supplemental information about the Company’s operating lease as of December 31, 2025, 2024 and 2023:

	As of December 31,
	2025	2024	2023
	S$	S$	S$

Weighted average discount rate	5.27%	5.37%	5.27%
Weighted average remaining lease term	1.05 years	0.88 year	0.96 year

Schedule of Future Minimum Lease Payments

Future minimum lease payments under non-cancellable lease agreements as of December 31, 2025 were as follows:

Fiscal Years Ended December 31,	Operating and finance lease
	US$	S$

2026	306,454	394,052
2027	73,881	95,000
Less: Interest	(14,563)	(18,726)
Present value of lease liabilities	365,772	470,326

Representing:
Current	293,563	377,477
Non-current	72,209	92,849
	365,772	470,326